Accounts Payable and Other Current and Non-Current Liabilities (Details) - Schedule of Accounts Payable - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Payable [Abstract]
Transaction expenses payable	$ 3,579,057	$ 485,735
Related parties	774,460	385,508
Accruals	787,010	190,843
Trade payables	2,339,087	164,127
Total Accounts payable	7,479,614	1,226,213
Related parties	677,000
Deferred payment related to Business Combination	492,799
Wages	221,141
Taxes	21,783
Pay As You Earn (PAYE)	1,551	1,171
Others	271,371
Total Other current liabilities	1,685,645	1,171
Others	175,312
Other non-current liabilities	$ 175,312